Derivative Instruments (Details) - USD ($) $ in Thousands				1 Months Ended				3 Months Ended
	Apr. 01, 2020	Feb. 28, 2018	Mar. 31, 2017	Mar. 31, 2020	May 31, 2019	Apr. 30, 2019	Apr. 30, 2017	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments
Gain (loss) on derivative, net								$ 979
Gain on derivative	$ 533			$ 1,737
Derivative, fixed interest rate				1.695%				1.695%	2.183%
Interest rate swap
Derivative Instruments
Interest payments		$ 50,000	$ 300,000		$ 50,000	$ 50,000	$ 300,000
Interest paymnet on term loan					$ 100,000
Noncurrent assets | Interest rate swap
Derivative Instruments
Fair value, gross asset									$ 2,778
Recurring | Interest rate swap
Derivative Instruments
Derivative liability				$ 8,372				$ 8,372	2,778
Level 2 | Recurring | Interest rate swap
Derivative Instruments
Derivative liability				$ 8,372				$ 8,372	$ 2,778
LIBOR
Derivative Instruments
Basis spread on variable				1.00%				1.00%	0.00%